PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

15.    PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment used in continuing operation and related accumulated depreciation are as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Buildings	20,391,168	18,993,771
Machinery and equipment	35,143,702	31,907,826
Motor vehicles	200,709	189,046
Furniture, fixture and office equipment	811,491	860,360
	56,547,070	51,951,003
Less: Accumulated depreciation	(14,700,713)	(16,155,118)
Subtotal	41,846,357	35,795,885
Construction in progress	2,954,335	848,928
Property, plant and equipment, net	44,800,692	36,644,813

Depreciation expenses were RMB7,856 million, RMB7,544 million and RMB7,761 million for the years ended December 31, 2023, 2024 and 2025, respectively.

For the years ended December 31, 2023, 2024 and 2025, the Group disposed certain equipment with the net book value amounting of RMB290 million, RMB944 million and RMB151 million and recognized disposal loss amounted to RMB108 million, RMB432 million and RMB31 million, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded total impairment losses of RMB640 million, RMB1,242 million and RMB881 million, respectively. The total impairment losses consist: (i) in the years ended December 31, 2023, 2024 and 2025, full impairment were provided against the property, plant and equipment of certain permanently shut-down manufacturing plants with the amount of RMB640 million, RMB183 million and RMB881 million, respectively; and (ii) in the year ended December 31, 2024, property, plant and equipment with the carrying amount of RMB3,396 million was write down to its fair value of RMB 2,337 million, resulting an impairment charge of RMB1,059 million. The fair value of these property, plant and equipment was determined based on discounted cash flow analysis which involves significant judgment and assumptions related to sales volumes, unit selling prices and gross margin of the relevant asset groups.

As of December 31, 2024 and 2025, certain property, plant and equipment with net book value amounting of RMB12,483 million and RMB13,278 million were pledged as collateral for the Group’s borrowings.